Portfolio of Investments
Touchstone Balanced Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 62.0%
	Information Technology — 15.8%
11,242	Accenture PLC - Class A	$ 3,596,541
213,221	Apple, Inc.	30,170,771
54,320	International Business Machines Corp.	7,546,678
154,402	Microsoft Corp.	43,529,012
133,039	Oracle Corp.	11,591,688
59,669	salesforce.com, Inc.*	16,183,426
93,878	SS&C Technologies Holdings, Inc.	6,515,133
60,000	Texas Instruments, Inc.	11,532,600
40,264	Visa, Inc. - Class A	8,968,806
34,721	Workday, Inc. - Class A*	8,676,431
		148,311,086
	Communication Services — 11.7%
14,317	Alphabet, Inc. - Class C*	38,159,243
184,897	AT&T, Inc.	4,994,068
220,706	Comcast Corp. - Class A	12,344,087
92,823	Facebook, Inc. - Class A*	31,503,198
147,081	Fox Corp. - Class A	5,899,419
18,419	Netflix, Inc.*	11,241,853
31,985	Walt Disney Co. (The)*	5,410,902
		109,552,770
	Health Care — 8.1%
5,751	Alcon, Inc. (Switzerland)	462,783
57,733	AmerisourceBergen Corp.	6,896,207
13,000	Becton Dickinson & Co.	3,195,660
75,617	BioMarin Pharmaceutical, Inc.*	5,844,438
177,716	Bristol-Myers Squibb Co.	10,515,456
10,000	CVS Health Corp.	848,600
52,314	HCA Healthcare, Inc.	12,697,654
94,799	Johnson & Johnson	15,310,038
31,591	Merck & Co., Inc.	2,372,800
10,047	Stryker Corp.	2,649,595
37,355	UnitedHealth Group, Inc.	14,596,093
		75,389,324
	Financials — 7.8%
20,384	American Express Co.	3,414,932
226,643	Bank of America Corp.	9,620,995
68,360	Berkshire Hathaway, Inc. - Class B*	18,658,178
10,160	CME Group, Inc.	1,964,741
55,164	Goldman Sachs Group, Inc. (The)	20,853,647
39,000	JPMorgan Chase & Co.	6,383,910
44,829	Signature Bank	12,206,040
		73,102,443
	Consumer Discretionary — 6.3%
35,598	Alibaba Group Holding Ltd. (China) ADR*	5,270,284
8,860	Amazon.com, Inc.*	29,105,454
101,636	Hilton Worldwide Holdings, Inc.*	13,427,132
34,936	Starbucks Corp.	3,853,790
232,818	Trip.com Group Ltd. (China) ADR*	7,159,154
		58,815,814
	Industrials — 5.9%
10,646	Boeing Co. (The)*	2,341,481
23,439	Deere & Co.	7,853,706
17,319	FedEx Corp.	3,797,884
26,682	Honeywell International, Inc.	5,664,055
57,917	Hubbell, Inc.	10,463,864
27,212	Parker-Hannifin Corp.	7,609,019
172,025	Raytheon Technologies Corp.	14,787,269
56,990	Southwest Airlines Co.*	2,930,996
		55,448,274
Shares		Market Value

	Consumer Staples — 2.4%
110,390	Monster Beverage Corp.*	$ 9,805,943
8,485	PepsiCo, Inc.	1,276,229
106,067	Philip Morris International, Inc.	10,054,091
12,856	Procter & Gamble Co. (The)	1,797,269
		22,933,532
	Real Estate — 1.8%
66,656	Jones Lang LaSalle, Inc.*	16,536,687
	Energy — 1.4%
20,000	Chevron Corp.	2,029,000
111,879	Exxon Mobil Corp.	6,580,723
146,582	Schlumberger NV	4,344,690
		12,954,413
	Materials — 0.8%
108,662	DuPont de Nemours, Inc.	7,387,929
	Total Common Stocks	$580,432,272
Principal Amount
	U.S. Treasury Obligations — 13.3%
$ 10,005,000	U.S. Treasury Bond, 1.750%, 8/15/41	9,540,706
7,902,000	U.S. Treasury Bond, 1.875%, 2/15/41	7,711,858
41,935,000	U.S. Treasury Note, 0.125%, 4/30/23	41,877,667
7,610,000	U.S. Treasury Note, 0.250%, 10/31/25	7,433,127
42,060,000	U.S. Treasury Note, 0.750%, 5/31/26	41,690,332
4,565,000	U.S. Treasury Note, 1.125%, 2/28/22	4,584,972
11,802,000	U.S. Treasury Note, 1.625%, 5/15/31	11,925,552
	Total U.S. Treasury Obligations	$124,764,214
	Corporate Bonds — 11.8%
	Financials — 3.3%
1,009,000	Allstate Corp. (The), 1.450%, 12/15/30	962,740
2,116,421	American Financial Group, Inc., 5.250%, 4/2/30	2,567,155
876,000	Ares Capital Corp., 3.250%, 7/15/25	920,991
511,000	Bank of America Corp., 2.687%, 4/22/32	521,125
804,000	Bank of America Corp., 3.705%, 4/24/28	883,131
1,212,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,316,831
884,000	Bank of Montreal (Canada), 3.803%, 12/15/32	968,027
1,216,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,209,981
555,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	679,539
661,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	742,641
1,409,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	1,410,893
868,000	Citigroup, Inc., 0.981%, 5/1/25	870,693
747,000	Citigroup, Inc., 3.200%, 10/21/26	805,043
446,000	Citigroup, Inc., 4.750%, 5/18/46	560,229
914,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	900,503
1,177,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.695%, 2/15/27(A)	1,147,717
850,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	858,687
720,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	792,125
758,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	834,550
1,255,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,296,256
936,000	JPMorgan Chase & Co., 2.956%, 5/13/31	972,162
963,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,048,123
942,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,024,757
1,066,000	Morgan Stanley, 3.950%, 4/23/27	1,185,277
824,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	938,052

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.8% (Continued)
	Financials — (Continued)
$ 1,161,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.646%, 1/15/27(A)	$ 1,160,856
370,000	PNC Bank NA, 2.700%, 11/1/22	378,811
1,117,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.690%, 6/1/28(A)	1,083,059
984,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	985,828
1,554,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.790%, 5/15/27(A)	1,521,509
380,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	403,908
63,000	Wells Fargo & Co., MTN, 4.100%, 6/3/26	70,126
		31,021,325
	Industrials — 1.3%
804,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	820,067
240,000	Boeing Co. (The), 5.040%, 5/1/27	275,948
321,000	Boeing Co. (The), 5.805%, 5/1/50	426,362
947,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,324,897
1,180,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,174,324
635,000	FedEx Corp., 5.100%, 1/15/44	804,237
479,000	General Electric Co., 4.125%, 10/9/42	546,995
917,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	953,559
793,000	Norfolk Southern Corp., 4.837%, 10/1/41	1,007,631
846,000	Roper Technologies, Inc., 2.950%, 9/15/29	896,511
1,689,000	Waste Management, Inc., 2.500%, 11/15/50	1,558,147
1,364,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,376,964
752,000	Xylem, Inc., 1.950%, 1/30/28	755,955
		11,921,597
	Communication Services — 1.0%
362,000	Alphabet, Inc., 1.900%, 8/15/40	324,277
856,000	AT&T, Inc., 3.850%, 6/1/60	882,671
462,000	AT&T, Inc., 4.500%, 5/15/35	540,075
1,158,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	1,210,356
633,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	859,010
739,000	Comcast Corp., 4.000%, 3/1/48	844,415
335,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	496,397
927,000	Netflix, Inc., 144a, 4.875%, 6/15/30	1,091,543
1,007,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,113,651
1,003,000	Verizon Communications, Inc., 2.987%, 10/30/56	931,314
219,000	Verizon Communications, Inc., 4.672%, 3/15/55	273,775
635,000	ViacomCBS, Inc., 4.950%, 5/19/50†	793,208
		9,360,692
	Information Technology — 1.0%
1,513,000	Apple, Inc., 2.750%, 1/13/25	1,601,981
619,000	Apple, Inc., 4.650%, 2/23/46	803,852
903,000	Fiserv, Inc., 3.500%, 7/1/29	983,374
915,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,010,651
1,136,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	1,134,452
476,000	Microsoft Corp., 3.500%, 2/12/35	547,272
974,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	1,125,916
590,000	Oracle Corp., 2.650%, 7/15/26	621,499
673,000	Visa, Inc., 4.150%, 12/14/35	809,848
683,000	VMware, Inc., 1.400%, 8/15/26	679,562
		9,318,407
Principal Amount		MarketValue

	Energy — 0.9%
$ 801,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	$ 842,953
712,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	814,467
613,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	813,874
635,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	755,543
1,158,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,309,574
858,000	Diamondback Energy, Inc., 3.125%, 3/24/31	889,930
754,000	Enable Midstream Partners LP, 4.150%, 9/15/29	816,521
810,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,159,040
605,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	683,806
903,000	Phillips 66 Partners LP, 3.150%, 12/15/29	942,863
		9,028,571
	Utilities — 0.9%
579,000	American Water Capital Corp., 6.593%, 10/15/37	847,062
1,127,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	1,312,713
536,000	Duke Energy Progress LLC, 4.150%, 12/1/44	630,043
538,000	Edison International, 4.125%, 3/15/28	573,154
879,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,074,999
167,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	186,995
971,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	878,748
789,000	PacifiCorp., 5.750%, 4/1/37	1,062,702
628,000	Virginia Electric & Power Co., 3.300%, 12/1/49	666,428
1,615,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.237%, 5/15/67(A)	1,520,603
		8,753,447
	Health Care — 0.9%
827,000	AbbVie, Inc., 4.450%, 5/14/46	994,446
725,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	803,531
798,000	Becton Dickinson and Co., 4.685%, 12/15/44	992,239
679,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	910,550
784,000	CommonSpirit Health, 4.187%, 10/1/49	893,213
733,000	CVS Health Corp., 5.125%, 7/20/45	942,734
904,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	962,183
725,000	Mylan, Inc., 4.550%, 4/15/28	826,870
930,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,028,879
		8,354,645
	Real Estate — 0.8%
914,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,004,409
730,000	Equinix, Inc. REIT, 2.900%, 11/18/26	773,803
898,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	900,172
1,012,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	1,108,018
654,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	701,185
717,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	802,731
314,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	353,744
589,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	666,700
820,000	VEREIT Operating Partnership LP, 4.600%, 2/6/24	884,831
		7,195,593
	Consumer Staples — 0.8%
1,077,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,057,297
1,164,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,444,270
1,077,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,173,781
321,000	Kroger Co. (The), 5.000%, 4/15/42	406,424
908,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,049,570

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.8% (Continued)
	Consumer Staples — (Continued)
$ 1,374,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	$ 1,515,734
517,000	Starbucks Corp., 3.350%, 3/12/50	535,717
		7,182,793
	Consumer Discretionary — 0.7%
86,280	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	87,731
498,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	514,807
587,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	705,871
646,000	Home Depot, Inc. (The), 5.950%, 4/1/41	921,280
949,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	986,008
941,000	Lowe's Cos, Inc., 4.500%, 4/15/30	1,102,002
1,596,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,516,480
893,000	Walmart, Inc., 2.850%, 7/8/24	946,387
		6,780,566
	Materials — 0.2%
535,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	691,488
903,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,092,216
		1,783,704
	Total Corporate Bonds	$110,701,340
	U.S. Government Mortgage-Backed Obligations — 3.0%
1,894	FHLMC, Pool #G08062, 5.000%, 6/1/35	2,162
193,806	FHLMC, Pool #G08637, 4.000%, 4/1/45	212,602
1,010,537	FHLMC, Pool #Q02664, 4.500%, 8/1/41	1,123,353
1,615,909	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,772,609
902,646	FHLMC, Pool #Q29260, 4.000%, 10/1/44	997,816
2,158,804	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	2,269,956
438	FNMA, Pool #690305, 5.500%, 3/1/33	490
379,053	FNMA, Pool #725423, 5.500%, 5/1/34	437,204
333,241	FNMA, Pool #725610, 5.500%, 7/1/34	385,478
56,660	FNMA, Pool #748895, 6.000%, 12/1/33	60,459
143,161	FNMA, Pool #AD9193, 5.000%, 9/1/40	162,769
367,405	FNMA, Pool #AH8925, 4.500%, 3/1/41	407,445
207,728	FNMA, Pool #AL5718, 3.500%, 9/1/44	226,730
375,743	FNMA, Pool #AR9195, 3.000%, 3/1/43	403,598
706,834	FNMA, Pool #BC1809, 3.500%, 5/1/46	759,447
2,146,011	FNMA, Pool #BT7156, 2.000%, 8/1/51	2,151,980
2,235,837	FNMA, Pool #CB1336, 2.000%, 8/1/41	2,273,804
754,480	FNMA, Pool #FM4996, 2.000%, 12/1/50	758,903
2,160,605	FNMA, Pool #FM5085, 2.000%, 12/1/50	2,172,172
853,122	FNMA, Pool #FM5166, 3.000%, 12/1/50	896,029
779,967	FNMA, Pool #FM5279, 3.500%, 11/1/50	825,468
641,294	FNMA, Pool #FM5468, 2.500%, 1/1/36	672,644
713,652	FNMA, Pool #FM5682, 2.500%, 1/1/51	738,154
2,182,386	FNMA, Pool #FM7913, 2.000%, 4/1/36	2,263,069
2,196,135	FNMA, Pool #FM8360, 2.500%, 8/1/51	2,273,521
2,246,185	FNMA, Pool #FM8361, 2.500%, 8/1/51	2,317,359
976,518	FNMA, Pool #MA4166, 3.000%, 10/1/40	1,022,919
584,386	GNMA, Pool #5175, 4.500%, 9/20/41	652,990
	Total U.S. Government Mortgage-Backed Obligations	$28,241,130
	Asset-Backed Securities — 2.7%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 1.780%, 4/15/34(A)	1,000,599
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.700%), 1.838%, 10/20/34(A)	1,499,997
Principal Amount		MarketValue
	Asset-Backed Securities — 2.7% (Continued)
$ 371,864	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	$ 390,657
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.278%, 10/22/30(A)	450,015
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.126%, 1/15/33(A)	575,347
355,795	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	360,531
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.484%, 10/21/31(A)	465,165
1,479,583	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	1,486,965
853,125	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	912,432
476,271	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	482,393
1,032,200	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	1,080,895
694,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	708,942
378,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	401,086
850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.734%, 10/21/30(A)	850,066
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 1.334%, 4/20/32(A)	465,206
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	594,507
847,875	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	873,183
525,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.676%, 10/15/32(A)	525,644
575,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.025%, 11/15/32(A)	575,121
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (3M LIBOR +1.650%), 1.786%, 10/15/34(A)	1,500,073
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class A2, 144a, (3M LIBOR +1.250%), 1.381%, 5/20/29(A)	1,000,445
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.750%), 10/20/34(A)(C)	1,500,000
915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.244%, 7/15/38(A)	915,000
434,075	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	436,926
1,490,000	Textainer Marine Containers, Ltd., Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,474,894
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.846%, 4/25/55(A)(B)	1,477,766
456,878	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.705%, 3/25/58(A)(B)	481,165
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(B)	1,186,228

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.7% (Continued)
$ 465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.404%, 7/20/32(A)	$ 465,022
1,500,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class ANBR, 144a, (3M LIBOR +1.700%), 1.801%, 7/24/32(A)	1,499,968
	Total Asset-Backed Securities	$25,636,238
	Commercial Mortgage-Backed Securities — 1.7%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	920,059
27,911,882	BANK, Ser 2019-BN21, Class XA, 0.991%, 10/17/52(A)(B)	1,635,954
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.334%, 7/15/35(A)	917,434
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.034%, 2/15/29(A)	900,422
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(A)(B)	1,607,427
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,561,503
1,000,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(A)(B)	1,098,793
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	751,685
1,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.550%, 10/15/36(A)	1,499,982
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 0.249%, 7/10/35(A)(B)	1,585,964
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	502,011
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	934,652
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(A)(B)	832,442
980,167	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	972,125
	Total Commercial Mortgage-Backed Securities	$15,720,453
Shares
Exchange-Traded Fund — 1.6%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	14,687,617
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.5%
$ 192,944	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.597%, 7/25/43(A)(B)	195,137
473,083	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.543%, 6/25/45(A)(B)	479,183
524,719	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.698%, 10/25/45(A)(B)	534,259
328,524	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.400%, 5/25/43(A)(B)	332,059
439,799	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.938%, 1/25/45(A)(B)	444,262
502,697	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.817%, 12/25/44(A)(B)	505,704
458,525	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	482,604
612,043	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	619,000
1,476,044	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(B)	1,500,627
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.5% (Continued)
$ 714,343	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.480%, 1/25/47(A)(B)	$ 716,874
1,146,130	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.642%, 12/25/50(A)(B)	1,174,913
1,670,603	JP Morgan Mortgage Trust, Ser 2021-10, Class A4, 144a, 2.500%, 12/25/51(A)(B)	1,697,424
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(B)	1,487,161
209,556	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	211,736
911,598	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.782%, 8/25/48(A)(B)	944,296
827,086	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.782%, 8/25/48(A)(B)	854,216
1,500,000	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(B)	1,527,715
	Total Non-Agency Collateralized Mortgage Obligations	$13,707,170
	Agency Collateralized Mortgage Obligations — 0.3%
641,934	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	718,661
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.572%, 12/25/51(A)(B)	1,456,125
316,590	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	347,641
4,755,755	GNMA, Ser 2012-147, Class IO, 0.566%, 4/16/54(A)(B)(D)	85,362
	Total Agency Collateralized Mortgage Obligations	$2,607,789
	Sovereign Government Obligations — 0.2%
506,000	Colombia Government International Bond, 5.000%, 6/15/45	492,075
494,000	Mexico Government International Bond, 3.771%, 5/24/61	438,193
1,268,000	Peruvian Government International Bond, 2.780%, 12/1/60	1,068,594
	Total Sovereign Government Obligations	$1,998,862
Shares
	Short-Term Investment Funds — 2.0%
18,171,800	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	18,171,800
494,000	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	494,000
	Total Short-Term Investment Funds	$18,665,800
	Total Investment Securities—100.1% (Cost $735,845,625)	$937,162,885
	Liabilities in Excess of Other Assets — (0.1%)	(626,993)
	Net Assets — 100.0%	$936,535,892
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”).CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

Touchstone Balanced Fund (Unaudited) (Continued)
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $474,676.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $73,086,098 or 7.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$580,432,272	$—	$—	$580,432,272
U.S. Treasury Obligations	—	124,764,214	—	124,764,214
Corporate Bonds	—	110,701,340	—	110,701,340
U.S. Government Mortgage-Backed Obligations	—	28,241,130	—	28,241,130
Asset-Backed Securities	—	25,636,238	—	25,636,238
Commercial Mortgage-Backed Securities	—	15,720,453	—	15,720,453
Exchange-Traded Fund	14,687,617	—	—	14,687,617
Non-Agency Collateralized Mortgage Obligations	—	13,707,170	—	13,707,170
Agency Collateralized Mortgage Obligations	—	2,607,789	—	2,607,789
Sovereign Government Obligations	—	1,998,862	—	1,998,862
Short-Term Investment Funds	18,665,800	—	—	18,665,800
Total	$613,785,689	$323,377,196	$—	$937,162,885
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 92.5%
	Switzerland — 13.8%
	Consumer Staples — 2.9%
31,500	Nestle SA	$ 3,795,437
	Health Care — 6.4%
50,200	Novartis AG	4,116,360
12,300	Roche Holding AG	4,489,131
	Industrials — 2.6%
70,000	Adecco Group AG	3,507,401
	Materials — 1.9%
52,400	LafargeHolcim Ltd.	2,538,051
	Total Switzerland	18,446,380
	France — 13.0%
	Communication Services — 3.2%
162,600	JCDecaux SA*	4,320,697
	Consumer Discretionary — 6.3%
127,100	Accor SA*	4,532,034
25,500	Cie Generale des Etablissements Michelin SCA	3,910,182
	Energy — 3.5%
97,800	TOTAL SE	4,674,640
	Total France	17,437,553
	United Kingdom — 11.5%
	Consumer Staples — 2.8%
48,400	Reckitt Benckiser Group PLC	3,802,315
	Health Care — 2.4%
1,100,000	ConvaTec Group PLC, 144a	3,201,422
	Industrials — 1.9%
75,800	Bunzl PLC	2,507,363
	Information Technology — 1.8%
47,000	Spectris PLC	2,439,281
	Real Estate — 2.6%
1,750,000	Foxtons Group PLC	1,178,975
127,000	Savills PLC	2,311,829
	Total United Kingdom	15,441,185
	Japan — 10.8%
	Communication Services — 3.1%
150,400	Nippon Telegraph & Telephone Corp.	4,167,459
	Consumer Discretionary — 3.6%
284,000	USS Co. Ltd.	4,834,345
	Consumer Staples — 2.2%
120,000	Calbee, Inc.	2,920,353
	Industrials — 1.9%
11,300	FANUC Corp.	2,477,660
	Total Japan	14,399,817
	Germany — 8.3%
	Health Care — 3.2%
87,900	Fresenius SE & Co. KGaA	4,207,349
	Industrials — 3.2%
19,000	Brenntag SE	1,764,999
60,700	Norma Group SE	2,574,820
	Information Technology — 1.9%
18,800	SAP SE	2,542,309
	Total Germany	11,089,477
Shares		Market Value

	Mexico — 6.0%
	Consumer Staples — 6.0%
340,000	Gruma SAB de CV - Class B	$ 3,886,326
2,492,100	Kimberly-Clark de Mexico SAB de CV - Class A	4,092,832
	Total Mexico	7,979,158
	Canada — 4.2%
	Materials — 4.2%
134,800	Barrick Gold Corp.	2,433,978
327,000	Pretium Resources, Inc.*	3,152,280
	Total Canada	5,586,258
	India — 4.0%
	Communication Services — 2.2%
690,000	Indus Towers Ltd.	2,852,285
	Consumer Discretionary — 0.5%
1,980,000	PC Jeweller Ltd.*	704,689
	Financials — 1.3%
200,000	Indian Energy Exchange Ltd., 144a	1,732,286
	Total India	5,289,260
	South Korea — 3.1%
	Information Technology — 3.1%
68,000	Samsung Electronics Co. Ltd.	4,215,633
	China — 3.1%
	Communication Services — 2.0%
44,300	Tencent Holdings Ltd.	2,644,655
	Consumer Discretionary — 1.1%
1,050,000	Nayuki Holdings, Ltd.*	1,517,755
	Total China	4,162,410
	Greece — 2.9%
	Consumer Discretionary — 2.9%
255,400	OPAP SA	3,951,257
	Brazil — 2.9%
	Industrials — 2.9%
1,640,000	Boa Vista Servicos SA	3,833,669
	Hong Kong — 2.6%
	Consumer Discretionary — 2.6%
676,000	Galaxy Entertainment Group Ltd.*	3,468,577
	United States — 2.3%
	Health Care — 2.3%
24,100	Medtronic PLC	3,020,935
	Tanzania — 1.7%
	Communication Services — 1.7%
930,000	Helios Towers PLC*	2,268,078
	Norway — 1.2%
	Energy — 1.2%
156,300	TGS NOPEC Geophysical Co. ASA	1,653,278
	Spain — 1.1%
	Industrials — 1.1%
20,000	Befesa SA, 144a	1,526,705
	Total Common Stocks	$123,769,630
	Exchange-Traded Fund — 2.5%
43,000	iShares MSCI EAFE ETF	3,354,430
	Total Exchange-Traded Fund	$3,354,430

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 4.4%
5,837,901	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 5,837,901
	Total Investment Securities — 99.4% (Cost $118,948,452)	$132,961,961
	Other Assets in Excess of Liabilities — 0.6%	787,210
	Net Assets — 100.0%	$133,749,171
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $6,460,413 or 4.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Switzerland	$2,538,051	$15,908,329	$—	$18,446,380
France	4,320,697	13,116,856	—	17,437,553
United Kingdom	9,199,589	6,241,596	—	15,441,185
Japan	—	14,399,817	—	14,399,817
Germany	2,574,820	8,514,657	—	11,089,477
Mexico	7,979,158	—	—	7,979,158
Canada	5,586,258	—	—	5,586,258
India	—	5,289,260	—	5,289,260
South Korea	—	4,215,633	—	4,215,633
China	—	4,162,410	—	4,162,410
Greece	—	3,951,257	—	3,951,257
Brazil	3,833,669	—	—	3,833,669
Hong Kong	—	3,468,577	—	3,468,577
United States	3,020,935	—	—	3,020,935
Tanzania	2,268,078	—	—	2,268,078
Norway	—	1,653,278	—	1,653,278
Spain	1,526,705	—	—	1,526,705
Exchange-Traded Fund	3,354,430	—	—	3,354,430
Short-Term Investment Fund	5,837,901	—	—	5,837,901
Total	$52,040,291	$80,921,670	$—	$132,961,961
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	France — 15.2%
	Consumer Discretionary — 1.8%
2,346	Kering SA	$ 1,666,273
	Industrials — 4.7%
19,225	Safran SA	2,431,590
4,560	Teleperformance	1,796,434
	Information Technology — 8.7%
28,200	Capgemini SE	5,848,026
25,555	Worldline SA, 144a*	1,947,957
	Total France	13,690,280
	United Kingdom — 11.9%
	Consumer Discretionary — 3.6%
111,120	Entain PLC*	3,173,766
	Health Care — 4.9%
36,650	AstraZeneca PLC	4,416,975
	Information Technology — 3.4%
22,595	Endava PLC ADR*	3,069,531
	Total United Kingdom	10,660,272
	India — 9.9%
	Financials — 7.5%
54,140	HDFC Bank Ltd. ADR	3,957,093
148,260	ICICI Bank Ltd. ADR	2,797,666
	Information Technology — 2.4%
27,580	Larsen & Toubro Infotech Ltd., 144a	2,132,600
	Total India	8,887,359
	China — 9.5%
	Consumer Discretionary — 7.7%
9,230	Alibaba Group Holding Ltd. ADR*	1,366,501
81,000	ANTA Sports Products Ltd.	1,529,562
23,265	JD.com, Inc. ADR*	1,680,664
963,600	Tongcheng-Elong Holdings Ltd.*	2,326,874
	Consumer Staples — 1.8%
49,200	Wuliangye Yibin Co. Ltd. - Class A	1,665,193
	Total China	8,568,794
	United States — 6.9%
	Communication Services — 4.8%
850	Alphabet, Inc. - Class A*	2,272,492
5,875	Facebook, Inc. - Class A*	1,993,916
	Information Technology — 2.1%
6,725	Microsoft Corp.	1,895,912
	Total United States	6,162,320
	Switzerland — 6.6%
	Consumer Staples — 1.7%
48,200	Coca-Cola HBC AG	1,553,206
	Health Care — 4.9%
25,666	Alcon, Inc.	2,078,195
6,180	Sonova Holding AG	2,335,473
	Total Switzerland	5,966,874
	Canada — 6.2%
	Consumer Discretionary — 3.0%
63,360	Dollarama, Inc.	2,748,301
	Industrials — 3.2%
43,940	Canadian Pacific Railway Ltd.	2,859,176
	Total Canada	5,607,477
Shares		Market Value

	Germany — 5.1%
	Communication Services — 2.8%
30,844	Stroeer SE & Co. KGaA	$ 2,547,417
	Consumer Discretionary — 2.3%
6,490	adidas AG	2,039,525
	Total Germany	4,586,942
	Israel — 5.1%
	Information Technology — 5.1%
16,050	Nice Ltd. ADR*	4,558,842
	Japan — 4.5%
	Communication Services — 2.3%
63,200	Kakaku.com, Inc.	2,040,920
	Industrials — 2.2%
32,200	Recruit Holdings Co. Ltd.	1,968,253
	Total Japan	4,009,173
	Sweden — 3.7%
	Consumer Discretionary — 3.7%
21,940	Evolution AB, 144a	3,322,579
	Italy — 3.4%
	Information Technology — 3.4%
165,855	Nexi SpA, 144a*	3,092,810
	Singapore — 2.9%
	Financials — 2.9%
117,300	DBS Group Holdings Ltd.	2,599,206
	South Korea — 2.8%
	Communication Services — 2.8%
7,645	NAVER Corp.	2,480,550
	Spain — 2.0%
	Health Care — 2.0%
74,789	Grifols SA	1,826,199
	Thailand — 1.5%
	Consumer Staples — 1.5%
2,786,300	Thai Beverage PCL	1,338,183
	Denmark — 1.2%
	Information Technology — 1.2%
9,183	Netcompany Group A/S, 144a	1,059,210
	Taiwan — 1.0%
	Information Technology — 1.0%
7,660	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	855,239
	Total Common Stocks	$89,272,309
	Short-Term Investment Fund — 0.7%
584,078	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	584,079
	Total Investment Securities — 100.1% (Cost $71,702,632)	$89,856,388
	Liabilities in Excess of Other Assets — (0.1)%	(53,076)
	Net Assets — 100.0%	$89,803,312
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.

Touchstone International Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $11,555,156 or 12.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$1,796,434	$11,893,846	$—	$13,690,280
United Kingdom	3,069,531	7,590,741	—	10,660,272
India	6,754,759	2,132,600	—	8,887,359
China	3,047,165	5,521,629	—	8,568,794
United States	6,162,320	—	—	6,162,320
Switzerland	—	5,966,874	—	5,966,874
Canada	5,607,477	—	—	5,607,477
Germany	2,547,417	2,039,525	—	4,586,942
Israel	4,558,842	—	—	4,558,842
Japan	—	4,009,173	—	4,009,173
Sweden	—	3,322,579	—	3,322,579
Italy	—	3,092,810	—	3,092,810
Singapore	—	2,599,206	—	2,599,206
South Korea	—	2,480,550	—	2,480,550
Spain	1,826,199	—	—	1,826,199
Thailand	—	1,338,183	—	1,338,183
Denmark	—	1,059,210	—	1,059,210
Taiwan	855,239	—	—	855,239
Short-Term Investment Fund	584,079	—	—	584,079
Total	$36,809,462	$53,046,926	$—	$89,856,388
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Information Technology — 25.8%
1,201,107	Apple, Inc.	$ 169,956,640
278,071	International Business Machines Corp.	38,632,404
836,344	Microsoft Corp.	235,782,100
701,356	Oracle Corp.	61,109,148
321,608	salesforce.com, Inc.*	87,226,522
571,750	SS&C Technologies Holdings, Inc.	39,679,450
315,055	Texas Instruments, Inc.	60,556,722
256,013	Visa, Inc. - Class A	57,026,896
188,822	Workday, Inc. - Class A*	47,184,730
		797,154,612
	Communication Services — 19.1%
66,596	Alphabet, Inc. - Class C*	177,498,985
1,011,459	AT&T, Inc.	27,319,507
1,202,961	Comcast Corp. - Class A	67,281,609
551,977	Facebook, Inc. - Class A*	187,335,474
802,853	Fox Corp. - Class A	32,202,434
99,520	Netflix, Inc.*	60,741,037
220,347	Walt Disney Co. (The)*	37,276,102
		589,655,148
	Financials — 12.1%
2,142,802	Bank of America Corp.	90,961,945
372,001	Berkshire Hathaway, Inc. - Class B*	101,533,953
298,804	Goldman Sachs Group, Inc. (The)	112,956,876
247,021	Signature Bank	67,258,878
		372,711,652
	Health Care — 11.6%
329,419	AmerisourceBergen Corp.	39,349,100
396,143	BioMarin Pharmaceutical, Inc.*	30,617,892
928,980	Bristol-Myers Squibb Co.	54,967,747
284,637	HCA Healthcare, Inc.	69,087,093
517,873	Johnson & Johnson	83,636,489
204,648	UnitedHealth Group, Inc.	79,964,159
		357,622,480
	Consumer Discretionary — 10.2%
192,099	Alibaba Group Holding Ltd. (China) ADR*	28,440,257
47,660	Amazon.com, Inc.*	156,565,006
518,650	Hilton Worldwide Holdings, Inc.*	68,518,851
198,238	Starbucks Corp.	21,867,634
1,238,868	Trip.com Group Ltd. (China) ADR*	38,095,191
		313,486,939
	Industrials — 8.2%
125,584	Deere & Co.	42,079,431
94,428	FedEx Corp.	20,707,116
301,108	Hubbell, Inc.	54,401,182
146,151	Parker-Hannifin Corp.	40,866,743
Shares		Market Value

	Industrials — (Continued)
922,580	Raytheon Technologies Corp.	$ 79,304,977
297,816	Southwest Airlines Co.*	15,316,677
		252,676,126
	Consumer Staples — 3.5%
582,968	Monster Beverage Corp.*	51,785,047
594,112	Philip Morris International, Inc.	56,315,877
		108,100,924
	Real Estate — 2.9%
357,121	Jones Lang LaSalle, Inc.*	88,598,149
	Energy — 1.9%
614,529	Exxon Mobil Corp.	36,146,596
801,837	Schlumberger NV	23,766,448
		59,913,044
	Materials — 1.3%
613,323	DuPont de Nemours, Inc.	41,699,831
	Total Common Stocks	$2,981,618,905
	Short-Term Investment Fund — 3.1%
95,115,062	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	95,115,062
	Total Investment Securities—99.7% (Cost $1,804,078,483)	$3,076,733,967
	Other Assets in Excess of Liabilities — 0.3%	10,142,575
	Net Assets — 100.0%	$3,086,876,542
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,981,618,905	$—	$—	$2,981,618,905
Short-Term Investment Fund	95,115,062	—	—	95,115,062
Total	$3,076,733,967	$—	$—	$3,076,733,967
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Information Technology — 21.3%
148,202	Apple, Inc.	$ 20,970,583
165,899	Cisco Systems, Inc.	9,029,883
66,372	Citrix Systems, Inc.	7,126,362
102,893	Fiserv, Inc.*	11,163,890
76,134	Texas Instruments, Inc.	14,633,716
62,705	Visa, Inc. - Class A	13,967,539
		76,891,973
	Financials — 16.2%
88,201	Berkshire Hathaway, Inc. - Class B*	24,073,581
12,627	BlackRock, Inc.	10,589,760
208,288	Charles Schwab Corp. (The)	15,171,698
95,985	Progressive Corp. (The)	8,676,084
		58,511,123
	Consumer Discretionary — 12.8%
88,966	CarMax, Inc.*	11,384,089
42,255	Home Depot, Inc. (The)	13,870,626
36,214	Lowe's Cos., Inc.	7,346,372
22,527	O'Reilly Automotive, Inc.*	13,765,349
		46,366,436
	Communication Services — 12.1%
8,566	Alphabet, Inc. - Class C*	22,831,046
36,214	Facebook, Inc. - Class A*	12,290,669
159,790	Verizon Communications, Inc.	8,630,258
		43,751,973
	Consumer Staples — 10.0%
319,156	Altria Group, Inc.	14,527,981
117,881	Church & Dwight Co., Inc.	9,733,434
96,940	Nestle SA (Switzerland) ADR	11,653,158
		35,914,573
	Industrials — 8.7%
50,191	FedEx Corp.	11,006,385
50,177	Norfolk Southern Corp.	12,004,847
29,655	Old Dominion Freight Line, Inc.	8,480,737
		31,491,969
	Materials — 8.5%
36,582	Air Products & Chemicals, Inc.	9,369,016
36,760	Martin Marietta Materials, Inc.	12,560,157
25,497	NewMarket Corp.	8,637,618
		30,566,791
Shares		Market Value

	Health Care — 4.8%
58,506	Johnson & Johnson	$ 9,448,719
179,751	Pfizer, Inc.	7,731,090
		17,179,809
	Real Estate — 3.4%
387,446	STORE Capital Corp. REIT	12,409,895
	Total Common Stocks	$353,084,542
	Short-Term Investment Fund — 2.1%
7,406,821	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	7,406,821
	Total Investment Securities—99.9% (Cost $229,838,770)	$360,491,363
	Other Assets in Excess of Liabilities — 0.1%	371,456
	Net Assets — 100.0%	$360,862,819
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$353,084,542	$—	$—	$353,084,542
Short-Term Investment Fund	7,406,821	—	—	7,406,821
Total	$360,491,363	$—	$—	$360,491,363
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Information Technology — 44.5%
29,935	Adobe, Inc.*	$ 17,234,178
27,605	Automatic Data Processing, Inc.	5,518,792
34,850	Fiserv, Inc.*	3,781,225
22,050	FleetCor Technologies, Inc.*	5,761,003
35,675	Global Payments, Inc.	5,621,667
18,439	Intuit, Inc.	9,948,025
16,475	Mastercard, Inc. - Class A	5,728,028
97,475	Microsoft Corp.	27,480,152
38,625	NVIDIA Corp.	8,001,555
45,600	PayPal Holdings, Inc.*	11,865,576
50,214	Visa, Inc. - Class A	11,185,168
		112,125,369
	Communication Services — 23.0%
9,540	Alphabet, Inc. - Class A*	25,505,381
59,875	Facebook, Inc. - Class A*	20,320,976
19,825	Netflix, Inc.*	12,099,991
		57,926,348
	Consumer Discretionary — 8.4%
6,435	Amazon.com, Inc.*	21,139,232
	Health Care — 7.9%
133,350	Boston Scientific Corp.*	5,786,056
45,550	Neurocrine Biosciences, Inc.*	4,368,701
14,175	UnitedHealth Group, Inc.	5,538,739
22,150	Zoetis, Inc.	4,300,201
		19,993,697
	Financials — 6.9%
21,575	Aon PLC - Class A	6,165,488
155,425	Charles Schwab Corp. (The)	11,321,157
		17,486,645
	Consumer Staples — 4.0%
110,100	Keurig Dr Pepper, Inc.	3,761,016
70,475	Monster Beverage Corp.*	6,260,294
		10,021,310
Shares		Market Value

	Industrials — 1.8%
25,825	United Parcel Service, Inc. - Class B	$ 4,702,733
	Materials — 1.0%
8,575	Linde PLC (United Kingdom)	2,515,734
	Total Common Stocks	$245,911,068
	Short-Term Investment Fund — 3.1%
7,772,916	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	7,772,916
	Total Investment Securities—100.6% (Cost $146,222,203)	$253,683,984
	Liabilities in Excess of Other Assets — (0.6%)	(1,548,942)
	Net Assets — 100.0%	$252,135,042
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$245,911,068	$—	$—	$245,911,068
Short-Term Investment Fund	7,772,916	—	—	7,772,916
Total	$253,683,984	$—	$—	$253,683,984
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – September 30, 2021 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 50.5%
$ 315,000	Akron, OH, Income Tax Rev., 4.000%, 12/01/41	$ 351,556
1,000,000	Allen County, OH, Hospital Fac. Rev. Ser I, 4.000%, 12/01/40	1,171,710
1,000,000	Butler County, OH Ser X, 5.000%, 05/15/30	1,299,394
1,085,000	Cincinnati, OH Ser B, 5.000%, 11/01/35	1,265,328
410,000	City of Cleveland OH Income Tax Rev. Ser A, 3.000%, 10/01/35	447,807
200,000	Clermont County Port Auth. Ser W, 5.000%, 12/01/35	231,847
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	616,908
750,000	Cleveland, OH, Income Tax Rev. Ser B, 5.000%, 10/01/29	875,096
340,000	Confluence Community Auth., 4.000%, 05/01/39	386,916
1,000,000	Cuyahoga County, OH COP, 5.000%, 12/01/32	1,095,498
250,000	Cuyahoga Metropolitan Housing Authority, Rev., 2.000%, 12/01/31	251,313
200,000	Dayton, OH, Water System Rev., 4.000%, 12/01/30	229,939
935,000	Delaware County Library District, Rev., 3.000%, 12/01/33	1,025,227
550,000	Franklin County, OH, 4.000%, 11/01/36	636,873
970,000	Franklin County, OH, Sales Tax Rev., 4.000%, 06/01/33	1,136,730
1,000,000	Green, OH, 4.000%, 12/01/30	1,041,023
500,000	Hamilton County, OH, 5.000%, 02/01/30	547,272
1,080,000	Hamilton County, OH, 5.000%, 05/15/33	1,206,427
625,000	Hamilton County, OH, 5.000%, 05/15/34	697,817
500,000	Hamilton County, OH, 5.000%, 08/15/40	628,909
245,000	Hamilton County, OH, 5.000%, 09/15/40	304,339
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,146,026
400,000	Mahoning County, Mahoning , Mahoning, Rev., 3.000%, 12/01/35	437,988
570,000	Miami University, 5.000%, 09/01/35	678,680
500,000	New Albany Community Auth. Ser C, 5.000%, 10/01/24	523,112
100,000	Ohio Higher Educational Fac. Commission, 4.000%, 02/01/41	115,674
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	585,151
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 04/01/36	553,403
250,000	Ohio Higher Educational Fac. Commission, 5.000%, 11/01/39	309,289
290,000	Ohio Higher Educational Fac. Commission Ser A, 4.000%, 12/01/35	332,863
265,000	Ohio Higher Educational Fac. Commission Ser C, 5.000%, 05/01/33	298,812
200,000	Ohio Higher Educational Fac. Commission Ser F, 4.000%, 11/01/40	234,985
630,000	Ohio Higher Educational Fac. Commission Ser F, 5.000%, 05/01/32	805,703
1,000,000	OHIO ST HOSP REVENUE, 4.000%, 01/15/46	1,137,690
500,000	Ohio State University (The) Ser A, 4.000%, 12/01/32	546,121
525,000	Ohio State University (The) Ser A, 4.000%, 12/01/33	572,477
2,000,000	Ohio State University/The, Rev. Ser A, 4.000%, 12/01/42	2,394,831
150,000	Ohio Univ. Ser A, 5.000%, 12/01/32	180,414
300,000	Ohio Water Development Auth., Rev., 5.000%, 12/01/34	386,696
500,000	Polaris Career Center COP, 5.000%, 11/01/35	581,354
390,000	Port of Greater Cincinnati Development Auth., 4.000%, 12/01/32	456,684
300,000	Port of Greater Cincinnati Development Auth. Ser A, 4.000%, 04/01/33	353,067
1,000,000	State of Ohio, 4.000%, 01/01/40	1,163,855
400,000	State of Ohio, 4.000%, 11/15/40	450,886
1,000,000	State of Ohio Ser A, 5.000%, 12/01/36	1,242,960
1,060,000	State of Ohio EDR, 4.750%, 12/01/32	1,063,711
375,000	Univ. of Akron (The) Ser A, 5.000%, 01/01/28	409,810
1,000,000	Univ. of Cincinnati Ser A, 5.000%, 06/01/37	1,230,341
Principal Amount		Market Value

$ 350,000	Upper Arlington , OH, Nontax Rev. Ser A, 3.000%, 12/01/39	$ 378,532
475,000	Upper Arlington , OH, Nontax Rev. Ser A, 3.000%, 12/01/41	510,928
160,000	Warren County, OH Ser A, 4.000%, 07/01/39	183,513
	Total Fixed Rate Revenue Bonds	$34,713,485
	General Obligation Bonds – 24.9%
400,000	Athens CSD UTGO Ser A, 4.000%, 12/01/40	463,072
500,000	Cuyahoga County, OH LTGO Ser A, 3.000%, 12/01/35	546,459
525,000	Dayton Metro Library, UTGO, 3.000%, 12/01/36	572,662
500,000	Dublin, OH LTGO Ser A, 5.000%, 12/01/35	626,566
500,000	Greene County Vocational School District UTGO, 4.000%, 12/01/37	578,708
1,000,000	Hamilton County, OH LTGO Ser A, 5.000%, 12/01/37	1,229,686
500,000	Indian Hill Exempted Village School District, UTGO, 3.000%, 12/01/45	535,555
500,000	Indian Hill Exempted Village School District, UTGO, 3.000%, 12/01/46	534,825
345,000	Keystone LSD, UTGO Ser A, 3.000%, 12/01/37	378,951
2,000,000	Lakewood, OH LTGO, 4.000%, 12/01/46	2,386,791
500,000	Lakewood, OH LTGO, 5.000%, 12/01/36	599,356
300,000	Lexington LSD UTGO Ser A, 4.000%, 10/01/39	351,435
830,000	Licking Heights LSD UTGO, 6.400%, 12/01/28	1,021,494
1,170,000	Maumee, OH LTGO, 3.000%, 12/01/31	1,323,754
435,000	Miami Trace LSD UTGO, 5.000%, 12/01/35	510,080
700,000	Miami Valley Career Technology Center UTGO, 4.000%, 12/01/34	814,774
200,000	Milford Exempt Village School District UTGO, 5.000%, 12/01/35	230,611
455,000	North Ridgeville CSD, UTGO Ser N, 4.000%, 12/01/33	559,417
250,000	North Ridgeville CSD, UTGO Ser N, 4.000%, 12/01/34	306,278
250,000	Parma, OH LTGO, 3.000%, 12/01/32	273,862
455,000	Seven Hills, OH LTGO, 3.000%, 12/01/37	498,455
500,000	Three Rivers LSD UTGO, 5.000%, 12/01/34	568,131
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,163,242
300,000	Upper Arlington, OH LTGO, 4.000%, 12/01/32	338,213
350,000	Xenia Community School District, UTGO, 4.000%, 12/01/35	425,285
200,000	Xenia Community School District, UTGO, 4.000%, 12/01/36	242,571
	Total General Obligation Bonds	$17,080,233
	Pre-refunded/Escrowed to Maturity(A) — 13.3%
345,000	Bowling Green CSD UTGO Pre-refunded @ 100, 5.000%, 12/01/34	402,439
750,000	Brecksville-Broadview Heights CSD UTGO Pre-refunded @ 100, 5.000%, 12/01/38	826,976
2,000,000	Cincinnati, OH EDR Ser U, 5.000%, 11/01/33	2,007,331
475,000	Cincinnati, OH, Water System Rev. Pre-refunded @ 100, 5.000%, 12/01/35	563,934
265,000	Cleveland Department of Public Utilities Division of Water Ser Y, 4.000%, 01/01/34	287,013
500,000	Cuyahoga County, OH Pre-refunded @ 100, 5.000%, 12/01/34	573,643
1,000,000	Hamilton County, OH Pre-refunded @ 100, 5.250%, 06/01/32	1,033,340
1,000,000	Kent State Univ. Pre-refunded @ 100, 4.500%, 05/01/32	1,025,109
250,000	Lakewood CSD UTGO Pre-refunded @ 100, 5.000%, 11/01/33	263,047
620,000	Montgomery County, OH Pre-refunded @ 100, 5.250%, 05/01/29	679,980

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Pre-refunded/Escrowed to Maturity—13.3% (Continued)
$ 335,000	Montgomery County, OH Pre-refunded @ 100, 5.250%, 05/01/29	$ 368,033
1,000,000	Toledo CSD UTGO Pre-refunded @ 100, 5.000%, 12/01/32	1,102,635
	Total Pre-refunded/Escrowed to Maturity	$9,133,480
	Variable Rate Demand Notes(B)(C)(D) — 12.2%
2,000,000	Allen County, OH, Hospital Fac. Rev. Ser C, 0.060%, 06/01/34	2,000,000
835,000	Franklin County, OH, Rev. Ser B, 0.060%, 12/01/28	835,000
500,000	Hamilton County, OH EDR, 0.080%, 12/01/28	500,000
450,000	Montgomery County, OH, Rev. Ser C, 0.080%, 11/15/45	450,000
2,300,000	Ohio Higher Educational Fac. Commission Ser B, 0.080%, 01/01/39	2,300,000
1,100,000	Ohio Higher Educational Fac. Commission, Rev. Ser B, 0.080%, 01/01/43	1,100,000
1,195,000	State of Ohio, Rev. Ser F, 0.070%, 01/01/52	1,195,000
	Total Variable Rate Demand Notes	$8,380,000
	Total Investment Securities—100.9% (Cost $66,101,615)	$69,307,198
	Liabilities in Excess of Other Assets — (0.9%)	$(622,933)
	Net Assets — 100.0%	$68,684,265
(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.
(C)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at September 30, 2021. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Portfolio Abbreviations:
COP–Certificates of Participation
CSD–City School District
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
As of September 30, 2021, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of September 30, 2021, there were no investments of 10% or greater in any one issuer held by the Fund.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$69,307,198	$—	$69,307,198
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Health Care — 19.5%
82,731	Addus HomeCare Corp.*	$ 6,597,797
814,823	Allscripts Healthcare Solutions, Inc.*	10,894,184
285,036	Anika Therapeutics, Inc.*	12,131,132
20,748	Bio-Techne Corp.	10,053,858
24,128	Chemed Corp.	11,222,415
282,261	Encompass Health Corp.	21,180,865
145,599	Ensign Group, Inc. (The)	10,903,909
139,050	Globus Medical, Inc. - Class A*	10,654,011
170,099	Integra LifeSciences Holdings Corp.*	11,648,380
54,128	ModivCare, Inc.*	9,830,727
187,903	NuVasive, Inc.*	11,245,995
72,733	Omnicell, Inc.*	10,795,759
624,993	Premier, Inc. - Class A	24,224,729
157,650	Progyny, Inc.*	8,828,400
224,771	Tactile Systems Technology, Inc.*	9,991,071
217,355	Vocera Communications, Inc.*	9,946,165
		190,149,397
	Information Technology — 19.2%
452,578	8x8, Inc.*	10,585,799
761,107	Box, Inc. - Class A*	18,015,403
458,103	Cognyte Software Ltd. (Israel)*	9,414,017
148,710	CommVault Systems, Inc.*	11,199,350
462,200	Digi International, Inc.*	9,715,444
84,219	ExlService Holdings, Inc.*	10,369,043
122,390	J2 Global, Inc.*	16,720,922
128,501	MAXIMUS, Inc.	10,691,283
242,589	Methode Electronics, Inc.	10,200,867
247,978	Onto Innovation, Inc.*	17,916,410
100,217	Qualys, Inc.*	11,153,150
65,557	SPS Commerce, Inc.*	10,575,000
586,693	Tower Semiconductor Ltd. (Israel)*	17,542,121
255,178	Verint Systems, Inc.*	11,429,423
135,732	WNS Holdings Ltd. (India) ADR*	11,102,878
		186,631,110
	Industrials — 17.9%
104,231	ASGN, Inc.*	11,792,695
195,348	Clean Harbors, Inc. *	20,290,797
217,844	Crane Co.	20,653,789
91,480	Curtiss-Wright Corp.	11,542,946
128,582	Forward Air Corp.	10,674,878
761,568	Great Lakes Dredge & Dock Corp.*	11,492,061
127,292	ITT, Inc.	10,926,745
422,768	JELD-WEN Holding, Inc.*	10,581,883
72,851	John Bean Technologies Corp.	10,239,208
271,422	KBR, Inc.	10,694,027
85,206	Quanta Services, Inc.	9,698,147
51,909	RBC Bearings, Inc.*	11,015,090
240,673	SkyWest, Inc.*	11,874,806
190,734	Zurn Water Solutions Corp.	12,262,289
		173,739,361
	Consumer Discretionary — 14.9%
372,082	American Eagle Outfitters, Inc.	9,599,716
329,508	Aritzia, Inc. (Canada)*	10,489,312
278,514	Foot Locker, Inc.	12,716,949
64,168	Fox Factory Holding Corp.*	9,274,843
360,937	Frontdoor, Inc.*	15,123,260
120,134	Grand Canyon Education, Inc.*	10,566,987
143,848	Malibu Boats, Inc. - Class A*	10,066,483
116,132	Oxford Industries, Inc.	10,471,622
161,763	Skyline Champion Corp.*	9,715,486
Shares		Market Value

	Consumer Discretionary — (Continued)
282,754	Steven Madden Ltd.	$ 11,355,401
115,656	Texas Roadhouse, Inc.	10,562,862
47,558	TopBuild Corp.*	9,740,354
376,258	Zumiez, Inc.*	14,960,018
		144,643,293
	Financials — 14.3%
230,505	Ameris Bancorp	11,958,599
75,222	Evercore, Inc. - Class A	10,054,925
987,827	FNB Corp.	11,478,550
155,239	Independent Bank Group, Inc.	11,028,179
281,250	Pacific Premier Bancorp, Inc.	11,655,000
115,413	Pinnacle Financial Partners, Inc.	10,858,055
141,580	PJT Partners, Inc. - Class A	11,200,394
259,274	PROG Holdings, Inc.	10,892,101
657,805	Umpqua Holdings Corp.	13,320,551
868,576	Valley National Bancorp	11,560,746
224,503	Webster Financial Corp.	12,226,433
116,863	Western Alliance Bancorp	12,717,032
		138,950,565
	Real Estate — 5.5%
148,451	Agree Realty Corp. REIT	9,831,910
852,975	Corporate Office Properties Trust REIT	23,013,266
351,598	Healthcare Realty Trust, Inc. REIT	10,470,588
256,612	STAG Industrial, Inc. REIT	10,072,021
		53,387,785
	Communication Services — 2.5%
410,431	Cargurus, Inc.*	12,891,638
640,030	QuinStreet, Inc.*	11,238,927
		24,130,565
	Materials — 2.0%
114,800	Ashland Global Holdings, Inc.	10,230,976
73,358	Eagle Materials, Inc.	9,621,635
		19,852,611
	Consumer Staples — 1.0%
543,280	Mission Produce, Inc.*	9,985,486
	Total Common Stocks	$941,470,173
	Short-Term Investment Fund — 3.9%
37,659,584	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	37,659,584
	Total Investment Securities—100.7% (Cost $705,094,463)	$979,129,757
	Liabilities in Excess of Other Assets — (0.7%)	(6,393,999)
	Net Assets — 100.0%	$972,735,758
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$941,470,173	$—	$—	$941,470,173
Short-Term Investment Fund	37,659,584	—	—	37,659,584
Total	$979,129,757	$—	$—	$979,129,757
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.9%
	Financials — 20.9%
57,350	American Express Co.	$ 9,607,845
344,040	American International Group, Inc.	18,884,356
40,166	Chubb Ltd.	6,967,998
95,192	Citigroup, Inc.	6,680,574
30,453	Goldman Sachs Group, Inc. (The)	11,512,148
64,640	JPMorgan Chase & Co.	10,580,922
101,780	Northern Trust Corp.	10,972,902
259,359	US Bancorp	15,416,299
391,415	Wells Fargo & Co.	18,165,570
45,842	Willis Towers Watson PLC	10,656,431
		119,445,045
	Industrials — 16.3%
212,861	AECOM*	13,442,172
44,220	Deere & Co.	14,816,795
57,412	General Dynamics Corp.	11,254,474
30,179	Jacobs Engineering Group, Inc.	3,999,623
87,452	JB Hunt Transport Services, Inc.	14,623,724
66,031	Quanta Services, Inc.	7,515,648
179,627	Raytheon Technologies Corp.	15,440,737
68,737	Stanley Black & Decker, Inc.	12,050,284
		93,143,457
	Consumer Discretionary — 14.7%
91,418	Advance Auto Parts, Inc.	19,096,306
339,797	Aramark	11,165,729
69,014	Dollar General Corp.	14,640,630
166,897	Las Vegas Sands Corp.*	6,108,430
59,816	Lennar Corp. - Class A	5,603,563
75,603	Lowe's Cos., Inc.	15,336,825
108,945	Ralph Lauren Corp.	12,097,253
		84,048,736
	Health Care — 12.0%
46,040	Anthem, Inc.	17,163,712
164,506	CVS Health Corp.	13,959,979
66,497	Medtronic PLC	8,335,399
225,204	Merck & Co., Inc.	16,915,072
30,704	UnitedHealth Group, Inc.	11,997,281
		68,371,443
	Energy — 8.4%
224,947	Hess Corp.	17,570,610
219,816	Phillips 66	15,393,714
60,264	Pioneer Natural Resources	10,034,559
73,196	Valero Energy Corp.	5,165,442
		48,164,325
	Information Technology — 8.2%
31,259	Broadcom, Inc.	15,158,427
163,441	Cognizant Technology Solutions Corp. - Class A	12,128,956
81,594	Oracle Corp.	7,109,285
54,110	QUALCOMM, Inc.	6,979,108
28,852	Texas Instruments, Inc.	5,545,643
		46,921,419
Shares		Market Value

	Materials — 5.3%
311,639	Corteva, Inc.	$ 13,113,769
129,127	International Flavors & Fragrances, Inc.	17,266,863
		30,380,632
	Communication Services — 5.3%
506,461	Altice USA, Inc. - Class A*	10,493,872
256,541	Comcast Corp. - Class A	14,348,338
41,626	T-Mobile US, Inc.*	5,318,138
		30,160,348
	Consumer Staples — 2.1%
223,307	Coca-Cola Europacific Partners PLC (United Kingdom)	12,346,644
	Real Estate — 2.1%
317,579	MGM Growth Properties LLC - Class A REIT	12,163,276
	Utilities — 1.6%
186,215	Exelon Corp.	9,001,633
	Total Common Stocks	$554,146,958
	Short-Term Investment Fund — 3.0%
17,199,421	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	17,199,421
	Total Investment Securities—99.9% (Cost $464,075,931)	$571,346,379
	Other Assets in Excess of Liabilities — 0.1%	288,785
	Net Assets — 100.0%	$571,635,164
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$554,146,958	$—	$—	$554,146,958
Short-Term Investment Fund	17,199,421	—	—	17,199,421
Total	$571,346,379	$—	$—	$571,346,379
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30,2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.